Deferred revenue - Changes in Deferred Revenue (Details) - ZAR (R)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021		Dec. 31, 2020
Disclosure Of Contract Liabilities [Line Items]
Balance at beginning of the year	R 6,360,000,000	R 6,430,000,000		R 8,167,000,000
Deferred revenue advance received	24,000,000	468,000,000		771,000,000
BTT early settlement payment	0	0		(787,000,000)
Deferred revenue recognised during the period	(290,000,000)	(847,000,000)		(2,256,000,000)
Interest charge	326,000,000	309,000,000		349,000,000
Loss on BTT early settlement	0	0		186,000,000
Balance at the end of the year	6,420,000,000	6,360,000,000		6,430,000,000
Current portion of deferred revenue	(21,000,000)	(156,000,000)	[1]	(67,000,000)	[1]
Non-current portion of deferred revenue	6,399,000,000	6,204,000,000	[1]	6,363,000,000	[1]
Marikana
Disclosure Of Contract Liabilities [Line Items]
Balance at beginning of the year	68,000,000	0
Deferred revenue recognised during the period	(92,000,000)	(400,000,000)
Balance at the end of the year	0	68,000,000		0
Deferred revenue recognised during the period, cash	24,000,000
Deferred revenue recognised during the period, fair value of inventory	0	403,000,000
Wheaton Precious Metals International
Disclosure Of Contract Liabilities [Line Items]
Balance at beginning of the year	6,292,000,000	6,430,000,000
Deferred revenue recognised during the period	(198,000,000)	(447,000,000)		(344,000,000)
Balance at the end of the year	R 6,420,000,000	R 6,292,000,000		6,430,000,000
BTT streaming revenue
Disclosure Of Contract Liabilities [Line Items]
Deferred revenue recognised during the period				(19,000,000)
Forward contract | Platinum
Disclosure Of Contract Liabilities [Line Items]
Deferred revenue recognised during the period				(785,000,000)
Forward contract | Gold
Disclosure Of Contract Liabilities [Line Items]
Deferred revenue recognised during the period				(1,108,000,000)
Western Platinum Limited
Disclosure Of Contract Liabilities [Line Items]
Deferred revenue advance received				R 771,000,000

[1]	* Restated — see note 1.5